Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Long-Term Debt
Total long-term debt		$ 41,212	$ 16,316	$ 31,744
Less: deferred financing costs		(4,238)	(3,626)	(1,688)
Less: debt discount		(1,671)	(93)	0
Total long-term debt, net of deferred financing cost and debt discount		35,303	15,748	30,056
Less: current portion		(3,700)	(4,931)	(1,478)
Long-term debt, net of current portion, deferred financing cost and debt discount		31,603	10,817	28,578
Credit Facility 2021 | Lafayette Square
Long-Term Debt
Less: deferred financing costs		(4,200)	(3,600)	(1,700)
Less: debt discount		(1,700)		0
Prepaid exit fee	$ 3,000	3,000
Line of Credit | Secured Debt | Credit Facility 2021
Long-Term Debt
Total long-term debt		37,362	16,166	28,594
Line of Credit | Revolving Credit Facility | Credit Agreement
Long-Term Debt
Total long-term debt		3,700	0	3,000
Loans Payable | Economic Injury Disaster Loan
Long-Term Debt
Total long-term debt		$ 150	$ 150	$ 150